BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Change as Applied Retrospectively and Effects of Change (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates and joint ventures
Net cash of operating activities	R$ 8,235,338	R$ 5,195,489	R$ 6,965,007
Net cash provided by (used in) investment activities	827,038	(24,721,408)	(998,447)
Adjustments
Disclosure of associates and joint ventures
Net cash of operating activities	(7,620)	395,669
Net cash provided by (used in) investment activities	7,620	(395,669)
As reported
Disclosure of associates and joint ventures
Net cash of operating activities	8,242,958	4,799,820
Net cash provided by (used in) investment activities	R$ 819,418	(24,325,739)
Change as applied retrospectively and the effects
Disclosure of associates and joint ventures
Net cash of operating activities		9,275,733	8,226,163
Net cash provided by (used in) investment activities		(28,801,652)	(2,259,603)
Change as applied retrospectively and the effects | Adjustments
Disclosure of associates and joint ventures
Net cash of operating activities		(4,080,244)	(1,261,156)
Net cash provided by (used in) investment activities		4,080,244	1,261,156
Change as applied retrospectively and the effects | As reported
Disclosure of associates and joint ventures
Net cash of operating activities		5,195,489	6,965,007
Net cash provided by (used in) investment activities		R$ (24,721,408)	R$ (998,447)